Long-Term Debt and Financial Liabilities, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Annual Principal Payments [Abstract]
June 30, 2019	$ 22,303
June 30, 2020	52,743
June 30, 2021	42,826
June 30, 2022	52,449
Thereafter	30,187
Total	$ 200,508	$ 196,450